Accounts Receivable, Net - Schedule of Movements of Allowance for Accounts Receivable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Changes in Allowance for Doubtful Accounts Receivable [Abstract]
Beginning balance	$ 469,632	$ 538,169
Additions	1,540,552	50,831
Less: Reversal	(2,402)	(125,565)
Foreign exchange effect	2,123	6,197
Ending balance	$ 2,009,905	$ 469,632